RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss) income			$ (151,988)	$ (46,362)	$ 109,555
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization			73,732	49,811	36,871
Amortization of deferred charges and debt guarantee			(2,073)	2,459	1,120
Equity in net earnings of affiliates			(55,985)	(42,220)	(3,099)
Gain on disposals to Golar Partners	[1]		(102,406)	(43,287)	(82,270)
Loss on sale of vessel			5,824	0	0
Impairment of vessel held-for-sale			1,032	0	0
Dividend income from available-for-sale and cost investments recognized in operating income			0	0	(9)
Dividends received			52,800	61,967	64,198
Loss on disposal of available-for-sale securities			0	0	(100)
Gain on disposal of high yield bond in Golar Partners			0	0	(841)
Compensation cost related to stock options			4,125	1,619	500
Net foreign exchange losses (gain)			2,404	1,314	(277)
Amortization of deferred tax benefits on intra-group transfers			(3,488)	(3,488)	(3,487)
Impairment of long-term assets			1,957	500	500
Impairment of loan receivable			15,010	0	0
Drydocking expenditure			(10,405)	(8,947)	(4,248)
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash			(280,000)	0	0
Trade accounts receivable			911	(10,533)	304
Inventories			(2,252)	(809)	(10,137)
Prepaid expenses, accrued income and other assets			(6,361)	27,612	(50,877)
Amounts due from/to related companies			15,259	(6,003)	3,497
Trade accounts payable			8,944	(1,746)	2,525
Accrued expenses			21,479	13,802	3,349
Other current liabilities	[2]		66,832	29,184	648
Net cash (used in) provided by operating activities			(344,649)	24,873	67,722
Investing activities
Additions to vessels and equipment			(26,110)	(2,359)	(802)
Additions to newbuildings			(559,667)	(1,150,669)	(733,353)
Additions to asset under development			(111,572)	(313,645)	0
Investment in subsidiary, net of cash acquired			(16)	0	0
Proceeds from disposal of investments in affiliates			207,428	0	99,210
Additions to investment in affiliates			(5,023)	0	(12,400)
Additions to investments			0	0	(5,649)
Short-term loan granted to third party			(2,000)	0	(11,960)
Repayment of short-term loan granted to third party			400	0	2,469
Proceeds from disposals to Golar Partners, net of cash disposed			226,872	155,319	119,927
Proceeds from disposal of high yield bond in Golar Partners			0	0	34,483
Short-term loan granted to Golar Partners			0	(20,000)	(20,000)
Additions to other long-term assets			0	(49,873)	0
Repayment of short-term loan granted to Golar Partners			20,000	0	20,000
Proceeds from disposal of fixed assets			18,987	0	0
Restricted cash and short-term receivables			(25,255)	(48,043)	(24,992)
Net cash used in investing activities			(255,956)	(1,429,270)	(533,067)
Financing activities
Proceeds from short-term and long-term debt (including related parties)			918,801	1,222,746	306,358
Repayments of short-term and long-term debt (including related parties)			(215,363)	(239,903)	(9,400)
Financing costs paid			(23,266)	(18,672)	(22,612)
Cash dividends paid			(121,358)	(155,996)	(108,976)
Proceeds from exercise of share options			225	1,338	608
Purchase of treasury shares			(12,269)	0	0
Proceeds from issuance of equity		$ 660,900	0	660,947	0
Restricted cash and short-term receivables			(32,340)	0	0
Net cash provided by financing activities			514,430	1,470,460	165,978
Net (decrease) increase in cash and cash equivalents			(86,175)	66,063	(299,367)
Cash and cash equivalents at beginning of period			191,410	125,347	424,714
Cash and cash equivalents at end of period			105,235	191,410	125,347
Cash paid during the year for:
Interest paid, net of capitalized interest			37,964	11,372	0
Income taxes paid			1,278	1,372	1,322
As Previously Reported
Operating activities
Net (loss) income			(178,501)	(41,466)	135,713
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization			73,732	49,811	36,871
Amortization of deferred charges and debt guarantee			(2,073)	2,459	1,120
Equity in net earnings of affiliates			(16,454)	(19,408)	(15,821)
Gain on disposals to Golar Partners	[1]		(102,884)	(43,783)	(65,619)
Loss on sale of vessel			5,824	0	0
Impairment of vessel held-for-sale			1,032	0	0
Dividend income from available-for-sale and cost investments recognized in operating income			(15,524)	(27,203)	(30,960)
Dividends received			52,800	61,967	64,198
Loss on disposal of available-for-sale securities			3,011	0	754
Gain on disposal of high yield bond in Golar Partners			0	0	(841)
Compensation cost related to stock options			4,125	1,619	500
Net foreign exchange losses (gain)			2,404	1,314	(277)
Amortization of deferred tax benefits on intra-group transfers			(3,488)	(3,488)	(3,487)
Impairment of long-term assets			1,957	500	500
Impairment of loan receivable			15,010	0	0
Drydocking expenditure			(10,405)	(8,947)	(4,248)
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash			(280,000)	0	0
Trade accounts receivable			911	(10,533)	304
Inventories			(2,252)	(809)	(10,137)
Prepaid expenses, accrued income and other assets			(6,361)	27,612	(50,877)
Amounts due from/to related companies			15,259	(6,003)	3,497
Trade accounts payable			8,944	(1,746)	2,525
Accrued expenses			21,479	13,802	3,349
Other current liabilities			66,805	29,175	658
Net cash (used in) provided by operating activities			(344,649)	24,873	67,722
Investing activities
Additions to vessels and equipment			(26,110)	(2,359)	(802)
Additions to newbuildings			(559,667)	(1,150,669)	(733,353)
Additions to asset under development			(111,572)	(313,645)	0
Investment in subsidiary, net of cash acquired			(16)	0	0
Proceeds from disposal of investments in affiliates			207,428	0	99,210
Additions to investment in affiliates			(5,023)	0	(12,400)
Additions to investments			0	0	(5,649)
Short-term loan granted to third party			(2,000)	0	(11,960)
Repayment of short-term loan granted to third party			400	0	2,469
Proceeds from disposals to Golar Partners, net of cash disposed			226,872	155,319	119,927
Proceeds from disposal of high yield bond in Golar Partners			0	0	34,483
Short-term loan granted to Golar Partners			0	(20,000)	(20,000)
Additions to other long-term assets			0	(49,873)	0
Repayment of short-term loan granted to Golar Partners			20,000	0	20,000
Proceeds from disposal of fixed assets			18,987	0	0
Restricted cash and short-term receivables			(25,255)	(48,043)	(24,992)
Net cash used in investing activities			(255,956)	(1,429,270)	(533,067)
Financing activities
Proceeds from short-term and long-term debt (including related parties)			918,801	1,222,746	306,358
Repayments of short-term and long-term debt (including related parties)			(215,363)	(239,903)	(9,400)
Financing costs paid			(23,266)	(18,672)	(22,612)
Cash dividends paid			(121,358)	(155,996)	(108,976)
Proceeds from exercise of share options			225	1,338	608
Purchase of treasury shares			(12,269)	0	0
Proceeds from issuance of equity			0	660,947	0
Restricted cash and short-term receivables			(32,340)	0	0
Net cash provided by financing activities			514,430	1,470,460	165,978
Net (decrease) increase in cash and cash equivalents			(86,175)	66,063	(299,367)
Cash and cash equivalents at beginning of period			191,410	125,347	424,714
Cash and cash equivalents at end of period			105,235	191,410	125,347
Cash paid during the year for:
Interest paid, net of capitalized interest			37,964	11,372	0
Income taxes paid			1,278	1,372	1,322
Adjustment
Operating activities
Net (loss) income			26,513	(4,896)	(26,158)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization			0	0	0
Amortization of deferred charges and debt guarantee			0	0	0
Equity in net earnings of affiliates			(39,531)	(22,812)	12,722
Gain on disposals to Golar Partners	[1]		478	496	(16,651)
Loss on sale of vessel			0	0	0
Impairment of vessel held-for-sale			0	0	0
Dividend income from available-for-sale and cost investments recognized in operating income			15,524	27,203	30,951
Dividends received			0	0	0
Loss on disposal of available-for-sale securities			(3,011)	0	(854)
Gain on disposal of high yield bond in Golar Partners			0	0	0
Compensation cost related to stock options			0	0	0
Net foreign exchange losses (gain)			0	0	0
Amortization of deferred tax benefits on intra-group transfers			0	0	0
Impairment of long-term assets			0	0	0
Impairment of loan receivable			0	0	0
Drydocking expenditure			0	0	0
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash			0	0	0
Trade accounts receivable			0	0	0
Inventories			0	0	0
Prepaid expenses, accrued income and other assets			0	0	0
Amounts due from/to related companies			0	0	0
Trade accounts payable			0	0	0
Accrued expenses			0	0	0
Other current liabilities			27	9	(10)
Net cash (used in) provided by operating activities			0	0	0
Investing activities
Additions to vessels and equipment			0	0	0
Additions to newbuildings			0	0	0
Additions to asset under development			0	0	0
Investment in subsidiary, net of cash acquired			0	0	0
Proceeds from disposal of investments in affiliates			0	0	0
Additions to investment in affiliates			0	0	0
Additions to investments			0	0	0
Short-term loan granted to third party			0	0	0
Repayment of short-term loan granted to third party			0	0	0
Proceeds from disposals to Golar Partners, net of cash disposed			0	0	0
Proceeds from disposal of high yield bond in Golar Partners			0	0	0
Short-term loan granted to Golar Partners			0	0	0
Additions to other long-term assets			0	0	0
Repayment of short-term loan granted to Golar Partners			0	0	0
Proceeds from disposal of fixed assets			0	0	0
Restricted cash and short-term receivables			0	0	0
Net cash used in investing activities			0	0	0
Financing activities
Proceeds from short-term and long-term debt (including related parties)			0	0	0
Repayments of short-term and long-term debt (including related parties)			0	0	0
Financing costs paid			0	0	0
Cash dividends paid			0	0	0
Proceeds from exercise of share options			0	0	0
Purchase of treasury shares			0	0	0
Proceeds from issuance of equity			0	0	0
Restricted cash and short-term receivables			0	0	0
Net cash provided by financing activities			0	0	0
Net (decrease) increase in cash and cash equivalents			0	0	0
Cash and cash equivalents at beginning of period			0	0	0
Cash and cash equivalents at end of period			0	0	0
Cash paid during the year for:
Interest paid, net of capitalized interest			0	0	0
Income taxes paid			$ 0	$ 0	$ 0

[1]	This includes amounts arising from transactions with related parties (see note 31).
[2]	Includes accretion of discount on convertible bonds of $5.3 million, $5.0 million and $4.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.